Stockholders' Deficit - Schedule of Warrants Outstanding and Exercisable (Details) (10-K) - Warrants [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Exercise price		$ 0.40
Number of Option Outstanding	110,859	22,524
Weighed Averate Remaining Contractual Life (in years)	5 years 9 months 3 days	9 years 9 months 25 days
Weighted Average Exercise Price	$ 6.06	$ 0.40
Number of Option Exercisable	22,524	22,524
Weighted Average Exercise Price, Ending balance	$ 0.40	$ 0.40